Revenues from Contracts with Customers (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) bcf / d item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disaggregation of Revenue [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
Revenue earned from contracts with customers	$ 5,626	$ 1,282	$ 257
Regasification Capacity | bcf / d	4.0
Operating and maintenance expense	$ 446	216	95
TUA Customer [Member]
Disaggregation of Revenue [Line Items]
Regasification Capacity | bcf / d	2.0
Number Of Fixed Price Contracts | item	2
TUA Customer 1 [Member]
Disaggregation of Revenue [Line Items]
Regasification Capacity | bcf / d	1.0
Revenue, Performance Obligation, Fixed Consideration	$ 125
Long-term Purchase Commitment, Period	20 years
TUA Customer 2 [Member]
Disaggregation of Revenue [Line Items]
Regasification Capacity | bcf / d	1.0
Revenue, Performance Obligation, Fixed Consideration	$ 125
Long-term Purchase Commitment, Period	20 years
Liquefied Natural Gas, Procured From Third Parties [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	$ 981	236	0
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	$ 5,342	1,015	0
Revenue, Variable Consideration Received From Customers, Percentage	56.00%
Regasification [Member]
Disaggregation of Revenue [Line Items]
Revenue earned from contracts with customers	$ 260	$ 259	$ 259
Revenue, Variable Consideration Received From Customers, Percentage	2.00%
Partial TUA Regasification Capacity
Disaggregation of Revenue [Line Items]
Operating and maintenance expense	$ 23